Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net earnings	$ 199.7		$ 250.5	$ 156.4
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	90.1		90.4	98.1
Amortization of intangibles and debt issuance costs	32.5		28.6	18.8
Long-lived asset impairments	2.4		1.7	34.9
Impairment of goodwill	63.0		0	0
Provision for losses on accounts and notes receivable	6.1	[1]	4.9	8.6
Writedown of inventories	11.8		10.2	10.4
Net gain from sales of assets and businesses	(8.6)		(3.3)	(10.9)
Bargain purchase gain from acquisition	(8.8)		0	0
Deferred income tax benefit	(32.9)		(21.9)	(1.1)
Stock-based compensation	36.3		33.8	35.3
Other, net	(1.1)		(2.6)	(7.8)
Other changes, excluding effects from acquisitions and divestitures:
(Increase) decrease in accounts and other receivables	(13.3)		60.6	(29.5)
Increase in inventories	(4.1)		(39.1)	(16.3)
Increase in other current assets	(1.0)		(2.9)	(1.7)
Increase in accounts payable	35.0		27.4	29.4
Increase in accrued expenses and other current liabilities	9.8		11.4	4.3
Net Cash Provided by Operating Activities	416.9		449.7	328.9
Investing Activities
Additions to property, plant and equipment	(80.6)		(71.0)	(75.0)
Purchases of companies, net of cash acquired	(27.9)		(211.6)	(6.6)
Proceeds from sales of assets and businesses	18.9		15.8	26.8
Maturity of short-term investments with original maturities greater than three months	0		0	22.8
Liquidation of (investment in) unconsolidated entity	21.2		(22.4)	0
Other, net	(6.9)		(4.8)	(4.6)
Net Cash Used for Investing Activities	(75.3)		(294.0)	(36.6)
Financing Activities
Additions to long-term debt	0		299.2	0.2
Payments on long-term debt	(203.7)		(11.8)	(3.6)
Change in commercial paper and short-term debt	23.3		(85.8)	68.5
Dividends paid	(124.9)		(199.5)	(155.9)
Issuances of common stock	36.9		35.6	20.5
Purchases of common stock	(169.4)		(30.0)	(225.3)
Liquidation of interest rate swap agreement	0		(42.7)	0
Acquisition of noncontrolling interest	0		0	(13.6)
Excess tax benefits from stock-based compensation	6.6		6.7	7.2
Other, net	(3.1)		(8.3)	(1.6)
Net Cash Used for Financing Activities	(434.3)		(36.6)	(303.6)
Effect of Exchange Rate Changes on Cash	6.3		3.7	3.1
(Decrease) Increase in Cash and Cash Equivalents	(86.4)		122.8	(8.2)
Cash and Cash Equivalents—Beginning of Year	359.1		236.3	244.5
Cash and Cash Equivalents—End of Year	272.7		359.1	236.3
Supplemental Information
Interest paid (net of amounts capitalized)	45.2		38.2	37.3
Income taxes paid	71.1		76.3	48.8
Property, plant and equipment acquired through capital leases	$ 1.1		$ 2.4	$ 4.3

[1]	Includes discontinued operations charges of $.2 for both 2013 and 2012.